Shareholders’ (Deficiency) Equity (Tables)	12 Months Ended
Dec. 31, 2024
Shareholders’ (Deficiency) Equity [Abstract]
Schedule of Summary of Share Option Plans

A summary of the status of options under the Company’s share option plans as of December 31, 2024 and changes during the relevant period ended on that date is presented below:

	For the year ended December 31, 2024
	Number of options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)

Outstanding at beginning of year	10,520,774	$5.03	$2,264	7.08
Granted	4,170,370	$3.60
Exercised	(22,602)	$1.10	$39
Forfeited	(218,892)	$5.38

Outstanding at end of period	14,449,650	$4.62	$2,964	6.92

Exercisable options	9,563,187	$4.81	$2,430	6.15

Schedule of Summary of RSUs Under the Plan

A summary of the status of RSUs under the Plan as of December 31, 2024 and changes during the relevant period ended on that date is presented below:

	RSUs
	Unvested RSUs	Weighted-average grant date fair value per share

Outstanding at beginning of year	813,268	$5.68
Granted	796,127	$2.88
Vested	(687,356)	$4.50
Forfeited	(64,140)	$3.84

Outstanding at end of year	857,899	$4.24

Schedule of Total Equity-Based Compensation Expense

The total equity-based compensation expense related to all of the Company’s equity-based awards recognized for the years ended December 31, 2022, 2023 and 2024, was comprised as follows:

	Year ended December 31,
	2022	2023	2024

Research and development	$4,289	$5,073	$6,454
Marketing expenses	210	474	753
General and administrative	2,249	2,379	2,709

Total share-based compensation expense	$6,748	$7,926	$9,916